Mortgage Banking (Tables)	12 Months Ended
Dec. 31, 2013
Mortgage Banking Tables
Schedule of activity in secondary market loans

Activity in secondary market loans during the year was as follows:

(Dollars in thousands)
	2013	2012	2011
Loans originated for resale, net of principal payments	$42,906	$44,889	$25,685
Proceeds from loan sales	45,204	45,622	26,611
Net gains on sales of loans held for sale	1,566	1,634	672
Loan servicing fees, net of amortization	167	131	161

Schedule of activity for loan servicing rights (included in other assets)

Activity for loan servicing rights (included in other assets) was as follows:

(Dollars in thousands)
	2013	2012	2011
Balance, beginning of year	$473	$318	$347
Capitalized	211	289	94
Amortization	(140)	(134)	(123)
Balance, end of year	$544	$473	$318